REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Gross sales	$ 1,854,743		$ 2,487,760
Revenue